Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	12/16/2012 - 01/31/2013
Distribution Date	02/15/13
Transaction Month	1
30/360 Days	15
Actual/360 Days	16

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$345,000,000.00	1.0000000	$266,372,850.20	0.7720952	$78,627,149.80
Class A-2 Notes	$486,000,000.00	1.0000000	$486,000,000.00	1.0000000	$-
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,488,230,000.00	1.0000000	$1,409,602,850.20	0.9471673	$78,627,149.80

Weighted Avg. Coupon (WAC)	3.88%		3.90%
Weighted Avg. Remaining Maturity (WARM)	58.16		56.87
Pool Receivables Balance	$1,555,688,377.99		$1,482,243,633.12
Remaining Number of Receivables	79,529		77,700

Adjusted Pool Balance	$1,532,687,217.90		$1,460,581,993.64

III. COLLECTIONS

Principal:
Principal Collections	$73,388,579.08
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$9,153.51
Total Principal Collections	$73,397,732.59

Interest:
Interest Collections	$7,473,079.15
Late Fees & Other Charges	$77,144.56
Interest on Repurchase Principal	$-
Total Interest Collections	$7,550,223.71

Collection Account Interest	$-
Reserve Account Interest	$-
Servicer Advances	$-

Total Collections	$80,947,956.30

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	12/16/2012 - 01/31/2013
Distribution Date	02/15/13
Transaction Month	1
30/360 Days	15
Actual/360 Days	16

IV. DISTRIBUTIONS

Total Collections	$80,947,956.30
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$80,947,956.30

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,944,610.47		$1,944,610.47	$1,944,610.47
Collection Account Interest					$-
Late Fees & Other Charges					$77,144.56
Total due to Servicer					$2,021,755.03

2. Class A Noteholders Interest:
Class A-1 Notes		$30,666.67		$30,666.67
Class A-2 Notes		$81,000.00		$81,000.00
Class A-3 Notes		$98,466.67		$98,466.67
Class A-4 Notes		$51,000.00		$51,000.00

Total Class A interest:		$261,133.34		$261,133.34	$261,133.34

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$13,348.13		$13,348.13	$13,348.13

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$24,570.00		$24,570.00	$24,570.00

Available Funds Remaining:					$78,627,149.80

7. Regular Principal Distribution Amount:					$78,627,149.80

		Distributable Amount		Paid Amount
Class A-1 Notes				$78,627,149.80
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$86,071,286.10		$78,627,149.80
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$78,627,149.80

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,001,160.09
Beginning Period Amount	$23,001,160.09
Current Period Amortization	$1,339,520.62
Ending Period Required Amount	$21,661,639.48
Ending Period Amount	$21,661,639.48
Next Distribution Date Amount	$20,773,433.65

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	12/16/2012 - 01/31/2013
Distribution Date	02/15/13
Transaction Month	1
30/360 Days	15
Actual/360 Days	16

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$44,457,217.90	$50,979,143.44	$58,423,279.75
Overcollateralization as a % of Original Adjusted Pool	2.90%	3.33%	3.81%
Overcollateralization as a % of Current Adjusted Pool	2.90%	3.49%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.43%	77,256	99.37%	$1,472,972,603.30
30 - 60 Days	0.51%	396	0.56%	$8,301,335.67
61 - 90 Days	0.06%	48	0.07%	$969,694.15
91 + Days	0.00%	0	0.00%	$-
		77,700		$1,482,243,633.12
Total
Delinquent Receivables 61 + days past due	0.06%	48	0.07%	$969,694.15
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.02%		0.02%

Repossession in Current Period		11		$272,981.00
Repossession Inventory		11		$248,135.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$56,165.79
Recoveries				$(9,153.51)
Net Charge-offs for Current Period				$47,012.28

Beginning Pool Balance for Current Period				$1,555,688,377.99

Net Loss Ratio				0.04%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.01%

Cumulative Net Losses for All Periods				$47,012.28
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$9,685,951.87
Number of Extensions				422